INSURANCE CONTRACTS - Movement in Loss Reserves (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Insurance Contracts [Abstract]
Loss reserves, beginning of year	$ 0
Acquisitions through business combinations	104
Claims paid during the year	(5)
Losses on claims related to the current year	5
Favorable development on losses on claims related to prior years	0
Foreign currency translation	1
Loss reserves, end of year	$ 105